Employment Benefits	12 Months Ended
Dec. 31, 2017
Employment Benefits [Abstract]
Employment Benefits
25.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Net defined benefit obligations	￦	1,678,470	1,476,201
Other long-term employee benefit obligations		7,788	6,868

	￦	1,686,258	1,483,069

(2)	Principal assumptions on actuarial valuation as of December 31, 2016 and 2017 are as follows:

	2016	2017
Discount rate	2.45%~2.64%	2.75%~2.90%
Future salary and benefit levels	5.23%	4.88%
Weighted average duration	13.34 years	13.40 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Current service cost	￦	315,811	378,930	392,820
Interest cost		63,808	67,104	79,524
Expected return on plan assets		(22,557)	(23,612)	(31,307)
Loss from settlement		(641)	(706)	(1,055)

	￦	356,421	421,716	439,982

Expenses as described above are recognized in those items below in the financial statements.

		2015	2016	2017
		In millions of won
Cost of sales	￦	262,760	312,391	332,249
Selling and administrative expenses		51,932	61,362	59,111
Others (Construction-in-progress and others)		41,729	47,963	48,622

	￦	356,421	421,716	439,982

In addition, for the years ended December 31, 2015, 2016 and 2017, employee benefit obligations expenses of ￦57,940 million, ￦62,435 million and ￦65,603 million, respectively, are recognized as cost of sales, and ￦9,971 million, ￦11,450 million and ￦11,983 million, respectively, are recognized as selling and administrative expenses, and ￦14,195 million, ￦14,024 million and ￦13,332 million, respectively, are recognized as construction-in-progress and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Present value of defined benefit obligation from funded plans	￦	2,867,377	2,951,842
Fair value of plan assets		(1,188,907)	(1,475,641)

		1,678,470	1,476,201
Present value of defined benefit obligation from unfunded plans		—	—

Net liabilities incurred from defined benefit plans	￦	1,678,470	1,476,201

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	2,426,414	2,867,377
Current service cost		378,930	392,820
Interest cost(*)		67,104	79,524
Remeasurement component		120,993	(258,223)
Loss from settlement		(707)	(1,055)
Actual payments		(125,233)	(128,707)
Others		(124)	106

Ending balance	￦	2,867,377	2,951,842

(*)	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.

(6)	Changes in the fair value of plan assets for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	930,632	1,188,907
Expected return		23,612	31,307
Remeasurement component		(5,706)	(10,435)
Contributions by the employers		312,125	325,080
Actual payments		(71,756)	(59,218)

Ending balance	￦	1,188,907	1,475,641

In addition, loss on accumulated remeasurement component amounting to ￦222,997 million and ￦43,513 million has been recognized as other comprehensive income or loss for the years ended December 31, 2016 and 2017, respectively.

(7)	Details of the fair value of plan assets as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Equity instruments	￦	86,054	79,204
Debt instruments		383,654	517,040
Bank deposit		305,670	293,477
Others		413,529	585,920

	￦	1,188,907	1,475,641

For the years ended December 31, 2016 and 2017, actual returns on plan assets amounted to ￦17,906 million and ￦20,872 million, respectively.

(8)	Remeasurement component recognized in other comprehensive income (loss) for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Actuarial gain from changes in financial assumptions	￦	(27,792)	(300,058)
Experience adjustments		148,785	41,835
Expected return		5,706	10,435

	￦	126,699	(247,788)

Remeasurement component recognized as other comprehensive income or loss is recorded in retained earnings.